Revenues Contract with Customer, Asset and Liability (Details) - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Contract with Customer, Asset, Gross	$ 70	$ 150
Accounts Receivable, Gross, Current	11,299	12,930
Allowance for Doubtful Accounts Receivable	(460)	(375)
Deferred Revenue, Current	3,688	4,050
Deferred Revenue, Noncurrent	513	619
Contract With Customer
Accounts Receivable, Gross, Current	11,340	12,755
Accounts Receivable, Gross, Noncurrent	$ 1,789	$ 1,962